Retirement Plans (Schedule of Net Periodic Benefit Cost) (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Sep. 27, 2013	Sep. 28, 2012	Sep. 30, 2011
Pension Benefits
Defined Benefit Plan Disclosure [Line Items]
Service cost	$ 5.0	$ 5.0	$ 6.2
Interest cost	18.2	21.2	23.5
Expected return on plan assets	(29.6)	(24.5)	(25.3)
Amortization of net actuarial loss	12.3	11.7	11.8
Amortization of prior service cost	0.6	0.7	0.8
Plan settlements loss	6.8	(0.2)	11.1
Curtailments	0	0	1.9
Special termination benefits	0	0	0.1
Net periodic benefit cost (credit)	13.3	13.9	30.1
Postretirement Benefits
Defined Benefit Plan Disclosure [Line Items]
Service cost	0.1	0.1	0.2
Interest cost	2.4	3.1	3.8
Expected return on plan assets	0	0	0
Amortization of net actuarial loss	0.3	0.2	0.5
Amortization of prior service cost	(9.1)	(9.2)	(9.0)
Plan settlements loss	0	0	0
Curtailments	0	0	(4.6)
Special termination benefits	0	0	0
Net periodic benefit cost (credit)	$ (6.3)	$ (5.8)	$ (9.1)